Note 6 - Other Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Assets Disclosure [Text Block]
6.	Other assets

	December 31, 2018	December 31, 2017

Advisor loans receivable	$46,661	$44,978
Equity method investments	3,968	2,812
Cost accounted investments	3,800	2,944
Financing fees, net of accumulated amortization of $2,567 (December 31, 2017 - $1,672)	4,230	2,953
Interest rate swap asset	926	751
Other	1,128	1,058

	$60,713	$55,496

Cost accounted investments include
$1,932
(
2017
-
$1,192
) recorded at fair value. The remainder are recorded at cost less impairments adjusted for observable prices.